Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
8)	CASH AND CASH EQUIVALENTS

As of December 31, 2018 and 2017, consolidated cash and cash equivalents consisted of:

		2018	2017
Cash and bank accounts	Ps	5,071	9,292
Fixed-income securities and other cash equivalents		997	4,449

	Ps	6,068	13,741

Based on net settlement agreements, the balance of cash and cash equivalents excludes deposits in margin accounts that guarantee several obligations of CEMEX of Ps234 in 2018 and Ps196 in 2017, which were offset against the corresponding obligations of CEMEX with the counterparties, considering CEMEX’s right, ability and intention to settle the amounts on a net basis.